UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Belgium — 4.2%
Anheuser-Busch InBev SA/NV	1,699	$180,363

		$180,363

Denmark — 1.9%
Novo Nordisk A/S, Class B	1,588	$82,149

		$82,149

France — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	259	$77,466

		$77,466

Hong Kong — 2.1%
AIA Group, Ltd.	11,111	$92,206

		$92,206

Japan — 9.8%
Keyence Corp.	174	$105,374
MISUMI Group, Inc.	2,878	82,739
ORIX Corp.	8,100	143,407
Sumitomo Mitsui Financial Group, Inc.	2,150	92,927

		$424,447

Netherlands — 3.1%
ASML Holding NV	680	$132,616

		$132,616

Spain — 6.1%
Iberdrola SA	23,199	$170,729
Industria de Diseno Textil SA	2,995	90,677

		$261,406

Sweden — 2.5%
Assa Abloy AB, Class B	4,902	$109,480

		$109,480

United Kingdom — 20.0%
Aviva PLC	19,269	$133,482
Diageo PLC	5,400	183,225
Melrose Industries PLC	53,869	168,321
Prudential PLC	4,516	113,158
Shire PLC	2,157	91,929
Unilever PLC	3,395	174,564

		$864,679

1

Security	Shares	Value
United States — 47.7%
Acuity Brands, Inc.	440	$62,735
Alphabet, Inc., Class A(1)	125	137,990
Amazon.com, Inc.(1)	95	143,683
Boston Scientific Corp.(1)	3,419	93,202
CDW Corp.	2,086	152,132
Celgene Corp.(1)	945	82,328
Chubb, Ltd.	339	48,111
Ecolab, Inc.	822	107,230
Eli Lilly & Co.	1,438	110,755
Equity Residential	898	50,494
Exxon Mobil Corp.	2,810	212,829
Facebook, Inc., Class A(1)	500	89,160
Fortive Corp.	587	45,082
HP, Inc.	5,022	117,465
Interpublic Group of Cos., Inc. (The)	5,797	135,650
Sealed Air Corp.	1,968	83,384
Simon Property Group, Inc.	470	72,150
Verisk Analytics, Inc.(1)	1,006	102,803
Wells Fargo & Co.	2,023	118,163
Xylem, Inc.	1,268	94,567

		$2,059,913

Total Common Stocks (identified cost $3,934,545)		$4,284,725

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(2)	50,263	$50,263

Total Short-Term Investments (identified cost $50,262)		$50,263

Total Investments — 100.3% (identified cost $3,984,807)		$4,334,988

Other Assets, Less Liabilities — (0.3)%		$(14,415)

Net Assets — 100.0%		$4,320,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $184.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.2%	$741,454
Information Technology	17.0	734,737
Industrials	15.4	665,727
Consumer Staples	12.5	538,152
Health Care	10.7	460,363
Consumer Discretionary	10.4	447,476
Energy	4.9	212,829
Materials	4.4	190,614
Utilities	3.9	170,729
Real Estate	2.8	122,644
Short-Term Investments	1.1	50,263

Total Investments	100.3%	$4,334,988

The Fund did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$516,653		$—	$516,653
Developed Europe	—	1,708,159		—	1,708,159
North America	2,059,913	—		—	2,059,913
Total Common Stocks	$2,059,913	$2,224,812	*	$—	$4,284,725
Short-Term Investments	$—	$50,263		$—	$50,263
Total Investments	$2,059,913	$2,275,075		$—	$4,334,988

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused International Opportunities Fund

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Australia — 1.4%
Australia and New Zealand Banking Group, Ltd.	2,518	$56,273

		$56,273

Belgium — 4.6%
Anheuser-Busch InBev SA/NV	1,781	$189,068

		$189,068

Canada — 4.6%
CAE, Inc.	7,233	$133,364
Canadian Imperial Bank of Commerce	607	55,440

		$188,804

Denmark — 4.4%
Novo Nordisk A/S, Class B	2,123	$109,825
Novozymes A/S, Class B	1,444	74,213

		$184,038

France — 10.4%
Ipsen SA	641	$93,900
Legrand SA	1,253	98,233
LVMH Moet Hennessy Louis Vuitton SE	477	142,669
Societe Generale SA	1,705	96,877

		$431,679

Germany — 3.1%
Bayer AG	1,088	$126,965

		$126,965

Hong Kong — 2.7%
AIA Group, Ltd.	13,567	$112,587

		$112,587

Italy — 2.0%
UniCredit SpA(1)	3,940	$83,093

		$83,093

Japan — 19.8%
Keyence Corp.	203	$122,937
Komatsu, Ltd.	3,137	113,748
MISUMI Group, Inc.	2,933	84,320
Mitsubishi Estate Co., Ltd.	5,222	91,016
ORIX Corp.	7,100	125,703
Santen Pharmaceutical Co., Ltd.	5,574	88,735
SECOM Co., Ltd.	1,400	100,126
Sumitomo Mitsui Financial Group, Inc.	2,200	95,088

		$821,673

1

Security	Shares	Value
Netherlands — 6.8%
ASML Holding NV	1,019	$198,729
ING Groep NV	4,650	81,598

		$280,327

Singapore — 2.0%
DBS Group Holdings, Ltd.	3,849	$82,718

		$82,718

Spain — 7.2%
Iberdrola SA	23,473	$172,745
Industria de Diseno Textil SA	4,219	127,735

		$300,480

Sweden — 3.4%
Assa Abloy AB, Class B	6,345	$141,708

		$141,708

United Kingdom — 27.5%
Aviva PLC	14,811	$102,600
Diageo PLC	5,669	192,352
Melrose Industries PLC	48,486	151,501
Prudential PLC	3,828	95,919
Royal Dutch Shell PLC, Class B	6,577	208,617
Shire PLC	2,607	111,108
Unilever PLC	3,503	180,118
WPP PLC	5,002	95,789

		$1,138,004

Total Common Stocks (identified cost $3,695,808)		$4,137,417

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(2)	21,274	$21,274

Total Short-Term Investments (identified cost $21,274)		$21,274

Total Investments — 100.4% (identified cost $3,717,082)		$4,158,691

Other Assets, Less Liabilities — (0.4)%		$(15,958)

Net Assets — 100.0%		$4,142,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $182.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.8%	$987,896
Industrials	19.9	823,000
Consumer Staples	13.6	561,538
Health Care	12.8	530,533
Consumer Discretionary	8.8	366,193
Information Technology	7.8	321,666
Energy	5.0	208,617
Utilities	4.2	172,745
Real Estate	2.2	91,016
Materials	1.8	74,213
Short-Term Investments	0.5	21,274

Total Investments	100.4%	$4,158,691

The Fund did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$1,073,251		$—	$1,073,251
Developed Europe	—	2,875,362		—	2,875,362
North America	188,804	—		—	188,804
Total Common Stocks	$188,804	$3,948,613	*	$—	$4,137,417
Short-Term Investments	$—	$21,274		$—	$21,274
Total Investments	$188,804	$3,969,887		$—	$4,158,691

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

International Small-Cap Fund

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Australia — 4.3%
BWX, Ltd.	32,045	$123,723
Challenger, Ltd.	41,008	399,379
Evolution Mining, Ltd.	59,193	131,158
GDI Property Group	237,903	230,299
IOOF Holdings, Ltd.	20,396	164,302
National Storage REIT	126,822	150,086
Northern Star Resources, Ltd.	22,409	108,792
OZ Minerals, Ltd.	13,355	98,814
Regis Resources, Ltd.	37,758	124,849
Super Retail Group, Ltd.	19,895	104,538

		$1,635,940

Austria — 1.5%
ams AG	1,971	$232,328
CA Immobilien Anlagen AG	11,683	342,128

		$574,456

Belgium — 3.1%
Kinepolis Group NV	5,641	$393,059
Melexis NV	2,679	295,267
Montea SCA	2,898	152,518
X-Fab Silicon Foundries SE(1)(2)	31,746	340,902

		$1,181,746

Canada — 8.4%
Allied Properties REIT	4,968	$160,515
CAE, Inc.	20,367	375,532
CES Energy Solutions Corp.	70,570	305,224
Detour Gold Corp.(1)	10,057	91,698
Encana Corp.	14,061	147,491
Killam Apartment Real Estate Investment Trust	14,214	150,869
Kinaxis, Inc.(1)	4,500	304,851
Kirkland Lake Gold, Ltd.	5,937	93,182
Klondex Mines, Ltd.(1)	39,200	54,377
Laurentian Bank of Canada	7,497	296,854
Linamar Corp.	3,228	176,745
Lundin Mining Corp.	13,105	85,276
North West Co., Inc. (The)	8,690	185,624
Pan American Silver Corp.	6,257	94,694
Quebecor, Inc., Class B	16,403	306,917
Seven Generations Energy, Ltd., Class A(1)	18,366	214,690
Source Energy Services, Ltd.(1)	27,356	131,536

		$3,176,075

Denmark — 1.5%
SimCorp A/S	4,520	$282,603

Security	Shares	Value
Topdanmark A/S(1)	5,720	$281,067

		$563,670

Finland — 2.1%
Amer Sports Oyj	14,362	$433,039
Technopolis Oyj	71,760	345,601

		$778,640

France — 4.3%
Criteo SA ADR(1)	4,068	$121,999
Groupe Open	4,514	196,493
Ipsen SA	2,425	355,237
Kaufman & Broad SA	3,404	175,619
Metropole Television SA	14,093	400,732
Rubis SCA	5,343	382,286

		$1,632,366

Germany — 6.7%
Axel Springer SE	3,697	$332,896
Brenntag AG	7,731	481,928
Carl Zeiss Meditec AG	5,283	325,561
Freenet AG	4,750	164,147
Fuchs Petrolub SE	5,765	300,555
LEG Immobilien AG	1,831	190,081
Norma Group SE	4,739	347,384
Rational AG	231	149,466
Salzgitter AG	1,856	105,845
Sirius Real Estate, Ltd.	197,857	146,564

		$2,544,427

Hong Kong — 1.7%
Hysan Development Co., Ltd.	67,132	$387,971
Johnson Electric Holdings, Ltd.	64,048	252,733

		$640,704

Ireland — 1.3%
Glenveagh Properties PLC(1)(2)	113,693	$159,435
UDG Healthcare PLC	28,037	320,953

		$480,388

Israel — 1.3%
Frutarom Industries, Ltd.	5,365	$491,035

		$491,035

Italy — 5.3%
Amplifon SpA	23,833	$378,699
Banca Generali SpA	10,117	334,340
FinecoBank Banca Fineco SpA	34,992	427,680
MARR SpA	14,956	397,163
Moncler SpA	13,620	472,667

		$2,010,549

Japan — 28.0%
77 Bank, Ltd. (The)	13,800	$343,619
Ariake Japan Co., Ltd.	5,300	417,790
Asahi Co., Ltd.	31,530	389,124
Asahi Intecc Co., Ltd.	7,100	250,167
Asics Corp.	9,800	154,890

Security	Shares	Value
Daiichikosho Co., Ltd.	8,086	$431,931
Dowa Holdings Co., Ltd.	2,800	102,483
Eiken Chemical Co., Ltd.	3,690	177,276
FP Corp.	6,800	400,620
Fuji Seal International, Inc.	10,400	338,144
GLP J-Reit	234	246,600
GMO Internet, Inc.	10,975	197,139
H.I.S. Co., Ltd.	8,765	324,735
Heiwa Real Estate REIT, Inc.	349	332,915
Japan Hotel REIT Investment Corp.	347	254,575
Like Co., Ltd.	9,500	172,289
Morinaga & Co., Ltd.	4,500	205,091
Nippon Light Metal Holdings Co., Ltd.	33,600	90,587
Nishi-Nippon Financial Holdings, Inc.	23,400	287,366
Nohmi Bosai, Ltd.	20,900	452,339
Nomura Co., Ltd.	17,450	348,539
Okamura Corp.	34,600	478,602
OYO Corp.	20,500	296,687
Penta-Ocean Construction Co., Ltd.	44,114	318,185
Press Kogyo Co., Ltd.	25,350	156,132
Relia, Inc.	24,580	312,631
Sac’s Bar Holdings, Inc.	18,550	208,627
Sakata INX Corp.	9,679	126,951
Sakata Seed Corp.	13,500	467,402
Sanden Holdings Corp.(1)	17,400	285,028
Sumco Corp.	9,859	260,810
Toho Co., Ltd.	7,306	236,329
Tokyo Century Corp.	9,000	508,120
Tosei Corp.	15,169	188,009
UACJ Corp.	2,000	48,520
Yamaha Corp.	10,400	459,460
Yokohama Reito Co., Ltd.	31,345	322,849

		$10,592,561

Luxembourg — 0.3%
APERAM SA	1,898	$98,162

		$98,162

Netherlands — 2.3%
Aalberts Industries NV	7,910	$395,715
IMCD Group NV	7,355	470,673

		$866,388

Norway — 1.0%
Europris ASA(2)	39,208	$130,722
SpareBank 1 SR-Bank ASA	19,834	232,609

		$363,331

Singapore — 0.9%
Frasers Centrepoint Trust	153,270	$256,118
SIIC Environment Holdings, Ltd.	264,600	102,788

		$358,906

Spain — 0.5%
Acciona SA	2,191	$185,452

		$185,452

Security	Shares	Value
Sweden — 5.4%
Avanza Bank Holding AB	3,623	$208,386
Boliden AB	3,312	117,105
Bufab AB	29,648	405,121
Husqvarna AB, Class B	14,573	155,520
Indutrade AB	19,549	517,872
SSAB AB, Class B(1)	22,703	111,181
Trelleborg AB, Class B	20,935	534,692

		$2,049,877

Switzerland — 2.8%
Belimo Holding AG	35	$153,491
Galenica AG(1)(2)	4,741	231,377
Logitech International SA	6,881	270,065
Vontobel Holding AG	3,486	233,767
VZ Holding AG	497	156,122

		$1,044,822

United Kingdom — 13.9%
Abcam PLC	11,328	$197,877
Bellway PLC	5,400	230,185
Bodycote PLC	25,931	326,843
Cairn Energy PLC(1)	125,589	320,534
Dechra Pharmaceuticals PLC	10,432	359,503
DS Smith PLC	73,413	481,486
Grainger PLC	71,101	266,840
Halma PLC	23,360	385,998
Hansteen Holdings PLC	81,566	147,728
Hastings Group Holdings PLC(2)	59,287	253,468
Hiscox, Ltd.	21,206	405,252
Inchcape PLC	25,299	235,675
Melrose Industries PLC	164,440	513,815
Moneysupermarket.com Group PLC	37,006	131,852
Spirax-Sarco Engineering PLC	3,320	260,095
St. James’s Place PLC	20,367	321,936
Weir Group PLC (The)	5,713	159,409
WH Smith PLC	9,770	272,128

		$5,270,624

United States — 0.4%
Oceaneering International, Inc.	8,952	$164,538

		$164,538

Total Common Stocks (identified cost $33,595,490)		$36,704,657

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
iShares MSCI Hong Kong ETF	17,643	$451,308
iShares MSCI Singapore ETF	11,229	299,702

Total Exchange-Traded Funds (identified cost $726,529)		$751,010

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(3)	1,829,362	$1,829,363

Total Short-Term Investments (identified cost $1,829,346)		$1,829,363

Total Investments — 103.8% (identified cost $36,151,365)		$39,285,030

Other Assets, Less Liabilities — (3.8)%		$(1,436,298)

Net Assets — 100.0%		$37,848,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $1,115,904 or 2.9% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $3,735.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.2%	$7,271,702
Consumer Discretionary	17.5	6,626,133
Financials	12.8	4,854,267
Real Estate	10.4	3,949,417
Materials	9.8	3,695,514
Information Technology	9.2	3,472,646
Health Care	6.9	2,596,650
Consumer Staples	5.6	2,119,642
Energy	3.4	1,284,013
Exchange-Traded Funds	2.0	751,010
Utilities	1.8	670,526
Telecommunication Services	0.4	164,147
Short-Term Investments	4.8	1,829,363

Total Investments	103.8%	$39,285,030

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$13,228,111		$—	$13,228,111
Developed Europe	121,999	19,522,899		—	19,644,898
Developed Middle East	—	491,035		—	491,035
North America	3,340,613	—		—	3,340,613
Total Common Stocks	$3,462,612	$33,242,045	*	$—	$36,704,657
Exchange-Traded Funds	$751,010	$—		$—	$751,010
Short-Term Investments	—	1,829,363		—	1,829,363
Total Investments	$4,213,622	$35,071,408		$—	$39,285,030

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018